OPERATIONS AND PRINCIPAL ACTIVITIES - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATIONS AND PRINCIPAL ACTIVITIES
Net loss	$ 76,758	$ 275,006	$ 125,328
Net cash used in operating activities	164,955	110,758	115,421
Accumulated deficit	1,421,955	1,287,851
Cash and cash equivalents	293,489	535,976	$ 425,960
Short-term investments	$ 872,158	$ 209,035